Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Advisors’ Inner Circle Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0000878719
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 27, 2022
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
CIBC ATLAS EQUITY INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Advisors’ Inner Circle Fund

CIBC Atlas Equity Income Fund

(the “Fund”)

Supplement Dated December 27, 2022 to the Fund’s

Prospectus and Summary Prospectus,

each dated March 1, 2022

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and should be read in conjunction with the Prospectus and Summary Prospectus.

The average annual total returns table in the “Performance Information” section of the Prospectus and Summary Prospectus is hereby deleted and replaced with the following in order to update the “Since Inception (4/30/10)” returns for the Russell 1000 Index to reflect 14.89%:

CIBC ATLAS EQUITY INCOME FUND | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.45%
5 Years	rr_AverageAnnualReturnYear05	18.43%
10 Years	rr_AverageAnnualReturnYear10	16.54%
Since Inception	rr_AverageAnnualReturnSinceInception	14.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
CIBC ATLAS EQUITY INCOME FUND | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	29.41%
5 Years	rr_AverageAnnualReturnYear05	18.47%
10 Years	rr_AverageAnnualReturnYear10	13.29%
Since Inception	rr_AverageAnnualReturnSinceInception	13.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
CIBC ATLAS EQUITY INCOME FUND | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.47%
5 Years	rr_AverageAnnualReturnYear05	16.84%
10 Years	rr_AverageAnnualReturnYear10	12.00%
Since Inception	rr_AverageAnnualReturnSinceInception	12.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
CIBC ATLAS EQUITY INCOME FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	14.55%
10 Years	rr_AverageAnnualReturnYear10	10.62%
Since Inception	rr_AverageAnnualReturnSinceInception	11.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010